SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net loss per share (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive effect	24,882,128	15,301,368
Options
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive effect	473,929	473,929
Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive effect	13,067,494	13,067,494
Convertible notes payable that convert into common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive effect	11,340,705	1,759,945